UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended September 30, 2012

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Arrow Investment Advisors, LLC
       Address: 2943 Olney-Sandy spring Road suite A
             	Olney, MD 20832


       Form 13F File Number: 28-13552

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Patrick Bassett
       Title:	Chief Compliance Officer
       Phone:	(301) 260-2934

       Signature, Place, and Date of Signing:

                Patrick Bassett         Olney, Maryland      November  14, 2012
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name


          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   1

       Form 13F Information Table Entry Total:	   29

       Form 13F Information Table Value Total:	   484779
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name
          1	28-12076	       Dorsey Wright & Associates



          [Repeat as necessary.]



	FORM 13F INFORMATION TABLE

NAME OF 	Titleof				Value	SHRS/PRNSHRS/	INVSTM	Other	Voting Authority
ISSUER		Class 		Cusip#		(x1000)	AMT	PRN	DSCRTN	MGRs	Sole	Shared	None
CEDARREALTYTR	COM NEW		150602209	120	12205	SH	SOLE		12205
ISHARESINC	MSCI UTD KING	464286699	10051	577300	SH	DEFINED	1		577300
ISHARES INC	MSCI SWITZERLD	464286749	10049	408650	SH	DEFINED	1		408650
ISHARES INC	MSCI S KOREA	464286772	10295	174100	SH	DEFINED	1		174100
ISHARES INC	MSCI MEX INVEST	464286822	10361	158450	SH	DEFINED	1		158450
ISHARES INC	MSCI MALAYSIA	464286830	10308	707499	SH	DEFINED	1		707499
ISHARES TR	DJ SEL DIV INX	464287168	17690	306700	SH	DEFINED	1		306700
ISHARES TR	BARCLYS 7-10 YR	464287440	41979	387047	SH	DEFINED	1		387047
ISHARES TR	COHEN&ST RLTY	464287564	45015	578226	SH	DEFINED	1		578226
ISHARES TR	CONS SRVC IDX	464287580	14113	163120	SH	DEFINED	1		163120
ISHARES TR	DJ US TELECOMM	464287713	14067	551000	SH	DEFINED	1		551000
ISHARES TR	DJ US TECH SEC	464287721	14111	185990	SH	DEFINED	1		185990
ISHARES TR	DJ US REAL EST	464287739	15280	237300	SH	DEFINED	1		237300
ISHARES TR	JPMORGAN USD	464288281	364 	3000	SH	SOLE		3000
ISHARES TR	HIGH YLD CORP	464288513	536 	5800	SH	SOLE		5800
OXFORDRESLP	COM UNIT RP LP	691807101	124	13601	SH	SOLE		13601
VANGUARDBDINDXFDSHORT TRM BOND	921937827	39339	482984	SH	DEFINED	1		482984
VANGUARDINDXFD	GROWTH ETF	922908736	64060	884800	SH	DEFINED	1		884800
VANGUARDINDEXFDSVALUE ETF	922908744	45819	780300	SH	DEFINED	1		780300
JPMORGANCHASE&COALERIAN ML ETN	46625H365	15304	378823	SH	DEFINED	1		378823
POWERSHRSETF TR	DIV ACHV PRTF	73935X732	14040	850000	SH	DEFINED	1		850000
POWERSHRSGLBLTR	SOVEREIGN DEBT	73936T573	332 	10824	SH	SOLE		10824
SPDERSERTR	DB INT GVT ETF	78464A490	539 	8700	SH	SOLE		8700
SPDERSERTR	DJ REIT ETF	78464A607	17529	243600	SH	DEFINED	1		243600
SELECTSECSPDRTR	SBI HEALTHCARE	81369Y209	18649	464950	SH	DEFINED	1		464950
SELECTSECSPDRTR	SBI CONS DISCR	81369Y407	18949	405150	SH	DEFINED	1		405150
SELECTSECSPDRTR	TECHNOLOGY	81369Y803	17912	581000	SH	DEFINED	1		581000
WISDOMTREETR	TOTAL DIVID FD	97717W109	17726	324950	SH	DEFINED	1		324950
CAPITALPRODUCTLP COM UNIT LP	Y11082107	118	14403	SH	SOLE		14403